Cover	Nov. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Nov. 19, 2024
Current Fiscal Year End Date	--12-31
File Number	333-255178
Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
Tax Identification Number	30-1129581
Incorporation State	NV
Address Line1	706, Tower 4, Excellence Century Center
Address Line2	2030 Jintian Road, Futian District
Address City	Shenzhen
Address Country	CN
Address Postal Zip Code	518026
City Area Code	702
Local Phone Number	833-9602
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	true
extended transition period	false